Debt (Tables)	12 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long‑term debt consists of the following:

	September 30, 2018	September 30, 2017
First Lien Term Facility, due December 20, 2024	$938,230	$896,574
Revolving Credit Facility	—	—
Equipment Financing	11,588	6,930
Notes Payable, due August 31, 2019 to July 31, 2023	2,106	3,287
Mortgage, due June 30, 2028	1,835	—
Total debt	953,759	906,791
Less unamortized discount and lender fees	(14,129)	(16,942)
Total net debt	939,630	889,849
Less current portion	(11,555)	(11,325)
Total long‑term debt	$928,075	$878,524

Schedule of Aggregate Maturities of Long-term Debt
Aggregate maturities of all long‑term debt, including current portion of long‑term debt and excluding capital lease obligations as of September 30, 2018, are presented below:

Year Ended September 30,
2019	$11,555
2020	11,456
2021	11,513
2022	11,574
2023	11,372
Thereafter	896,289
Total	$953,759